FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	Fair Value through Profit and Loss	Fair Value through Other Comprehensive Income	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts and other receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (4)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $4,044 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	Fair Value through Profit and Loss	Fair Value through Other Comprehensive Income	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,940	$2,940
Accounts and other receivable, net (current and non-current) (1)	62	—	5,826	5,888
Other assets (current and non-current) (2)	—	—	584	584
Financial assets (current and non-current) (3)	377	302	520	1,199
Total	$439	$302	$9,870	$10,611
Financial liabilities
Accounts payable and other (4)	$384	$130	$10,418	$10,932
Borrowings (current and non-current)	—	—	22,516	22,516
Total	$384	$130	$32,934	$33,448
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $1,184 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $3,498 million.

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current
Marketable securities	$256	$265
Restricted cash	170	376
Derivative contracts	108	223
Loans and notes receivable	31	22
Total current	$565	$886
Non-current
Marketable securities (1)	$—	$1
Restricted cash	198	32
Derivative contracts	27	20
Loans and notes receivable	122	150
Other financial assets (1)	287	280
Total non-current	$634	$483
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(1)	Other financial assets include secured debentures to homebuilding companies in our business services segment.

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current, net	$5,004	$4,307
Non-current, net
Accounts receivable	139	37
Retainer on customer contract	103	103
Billing rights	642	713
Total Non-current, net	$884	$853
Total	$5,888	$5,160